Executive Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Executive Share-Based Compensation
22)	EXECUTIVE SHARE-BASED COMPENSATION
CEMEX has long-term restricted share-based compensation programs providing for the grant of the CEMEX’s CPOs to a group of eligible executives, pursuant to which, according to CEMEX’s election, either new CPOs are issued, or CEMEX provides funds to the administration trust owned by the executives for the purchase of a portion or all of the required CPOs in the market for delivery to such executives under each annual program over a service period of four years (the “Ordinary Program”). The Parent Company’s CPOs of the annual grant (25% of each annual Ordinary Program) are placed at the beginning of the service period in the executives’ accounts to comply with a one-year
restriction on sale. Under the Ordinary Programs, the Parent Company provided funds to a broker for the purchase of 83.8 million CPOs in 2020 on behalf and for delivery to the eligible executives and issued new shares for 27.4 million CPOs in 2019 and 49.3 million CPOs in 2018, that were subscribed and pending for payment in the Parent Company’s treasury and in addition, 21.2 million CPOs in 2019, net of taxes settled in cash, required for delivery were acquired by the executives’ trust in the market on behalf of such executives. As of December 31, 2020, there are 248.4 million CPOs associated with these annual programs that are required for delivery in the following years as the executives render services.
Beginning in 2017, with the approval of the Parent Company’s Board of Directors, for a group of key executives, the conditions of the program were modified for new awards by reducing the service period from four to three years and implementing tri-annual
internal and external performance metrics, which depending on their weighted achievement, may result in a final payment of the Parent Company’s CPOs at the end of the third year between 0% and 200% of the target for each annual program (the “key executives program”). During 2020 and 2019, no CPOs of the Parent Company were issued or delivered under the key executives’ program.
Beginning January 1, 2013, most of those eligible executives belonging to the operations of CLH and subsidiaries ceased to receive Parent Company’s CPOs and instead started receiving shares of CLH, significantly sharing the same conditions of CEMEX’s plan also over a service period of four years. During 2020, 2019 and 2018, CLH physically delivered 1,383,518 shares, 393,855 shares and 258,511 shares, respectively, corresponding to the vested portion of prior years’ grants, which were subscribed and held in CLH’s treasury. As of December 31, 2020, there are 2,895,944 shares of CLH associated with these annual programs that are expected to be delivered in the following years as the executives render services.
In addition, beginning in 2018, those eligible executives belonging to the operations of CHP and subsidiaries ceased to receive Parent Company’s CPOs and instead started receiving shares of CHP, significantly sharing the same conditions of CEMEX’s plan. During 2020 and 2019, CHP provided funds to a broker for the purchase of 11,546,350 and 4,961,130 CHP’s shares in the market, respectively, on behalf and for delivery to the eligible executives.
The combined compensation expense related to the programs described above as determined considering the fair value of the awards at the date of grant in 2020, 2019 and 2018, was recognized in the operating results against other equity reserves or a cash outflow, as applicable, and amounted to $29, $32 and $34, respectively, including in 2019 and 2018 the cost of CEMEX’s CPOs and the CHP’s shares, as correspond, acquired in the market on behalf of the executives. The weighted-average price per CEMEX CPO granted during the period was determined in pesos and was equivalent to $0.3379 dollars in 2020, $0.6263 dollars in 2019 and $0.7067 dollars in 2018. Moreover, the weighted-average price per CLH share granted during the period as determined in Colombian pesos was equivalent to $0.72 dollars in 2020, $1.31 dollars in 2019 and $2.14 dollars in 2018. As of December 31, 2020 and 2019, there were no options or commitments to make payments in cash to the executives based on changes in the market price of the Parent Company’s CPO, CLH’s shares and/or CHP’s shares.